Summary of Significant Accounting Principles	12 Months Ended
Feb. 29, 2012
Summary of Significant Accounting Principles [Text Block]
1.	Operations and Summary of Significant Accounting Principles

Nature of Operations

Leading Brands Inc. (the “Company”) and its subsidiaries are involved in the development, production, marketing and distribution of the Company’s branded and licensed beverage brands.

The Company sells branded and licensed beverage products through its Integrated Distribution System (IDS) of distributors, wholesalers, and grocery chains. Its principal product lines include juices and other premium beverages. The bottling plant provides bottling services for the Company’s own products and for an external customer. The Company also uses the services of third party bottlers as required to meet its objectives.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Change in Generally Accepted Accounting Principles

The Company historically prepared its consolidated financial statements in conformity with Canadian generally accepted accounting principles and provided a supplemental reconciliation to U.S. GAAP. Effective March 1, 2011, the Company adopted U.S. GAAP as the comprehensive basis of financial reporting for its consolidated financial statements. All comparative financial information contained herein has been recast to reflect the Company’s results as if the Company had historically reported in accordance with U.S. GAAP.

Change in Accounting Principle

Effective February 29, 2012, Management determined that to better reflect the Company’s operations it would be more appropriate to expense the pallets when purchased as a cost of sale as incurred. The change in accounting principle was adopted retroactively, with restatement of prior years’ financial statements. Refer to Note 17 for more information.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes.

On an ongoing basis, the Company evaluates its estimates, including those related to inventories, trade receivables, useful lives of property, plant and equipment, income taxes, and stock-based compensation, among others. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Foreign Currency Translation

The Company’s functional and reporting currency is the Canadian dollar. Foreign-currency denominated transactions are translated at the rate of exchange prevailing at the time of the transaction. Monetary assets and liabilities have been translated into Canadian dollars at the year-end exchange rate. All such exchange gains and losses are included in the determination of income.

Cash and Cash Equivalents	Amounts recognized as cash and cash equivalents include investments of surplus cash in highly liquid securities with maturities at date of purchase of three months or less.

Accounts Receivable

Accounts receivable invoices are recorded when the products are delivered and title transfers to customers or when bottling services are performed and collection of related receivables is reasonably assured. Allowances for doubtful accounts are based primarily on historical write-off experience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of $43,353 and $24,227 as of February 29, 2012 and February 28, 2011, respectively, are netted against accounts receivable.

Inventory

Raw materials and finished goods purchased for resale are valued at the lower of cost, determined on a first-in, first-out basis, and market value. Finished goods, produced from manufacturing operations, are valued at the lower of standard cost which approximates average cost of raw materials, direct labour and overhead and market value. The provisions for obsolete or excess inventory are based on estimated forecasted usage of inventories. A significant change in demand for certain products as compared to forecasted amounts may result in recording additional provisions for obsolete inventory. Provisions for obsolete or excess inventory are recorded as cost of goods sold.

Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining-balance method at annual rates as follows:

Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Leasehold improvements are amortized over the lesser of their expected life or the lease term.

Management review property, plant and equipment for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exits. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Leases

Leases are classified as either capital or operating in nature. Capital leases are those which substantially transfer the benefits and risks of ownership to the lessee. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of the lease payment is charged to expense.

Revenue Recognition

Revenue on sales of products is recognized when the products are delivered and title transfers to customers. Revenues from the provision of manufacturing, packaging or other services are recognized when the services are performed and collection of related receivables is reasonably assured. The Company records shipping and handling revenue as a component of sales revenue, and shipping and handling costs are included in the cost of sales.

Incentives offered to customers including rebates, cash discounts, volume discounts, and slotting fees are recorded as a reduction of net sales when sales are recognized.

Stock-Based Compensation

Compensation costs are charged to the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). Compensation costs for employees are amortized over the period from the grant date to the date the options vest. Compensation expense for non-employees is recognized immediately for past services and pro-rata for future services over the service provision period. Compensation for non-employees is re-measured at each balance sheet date until the earlier of the vesting date or the date of completion of the service. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital, is recorded as an increase to share capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of stock options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Income Tax

Deferred income tax assets and liabilities are computed based on differences between the carrying amount of assets and liabilities on the balance sheet and their corresponding tax values using the enacted income tax rates by tax jurisdiction when these differences are expected to be realized. Deferred income tax assets also result from unused loss carry-forwards and other deductions. The valuation of deferred income tax assets is reviewed annually and adjusted, if necessary, by use of a valuation allowance to reflect the estimated realizable amount. Significant management judgement is required in determining the provision for income taxes, the deferred income tax assets and liabilities and any valuation allowance recorded against the net future income tax assets. Management evaluates all available evidence, such as recent and expected future operating results by tax jurisdiction, and current and enacted tax legislation and other temporary differences between book and tax accounting to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management has determined certain of these deferred tax assets do not meet the more likely than not criteria, and accordingly, these deferred income tax asset amounts have been partially offset by a valuation allowance (Note 11). No reserves for an uncertain tax position have been recorded for the years ended February 29, 2012 or February 28, 2011.

Comprehensive Income	Comprehensive income includes both net earnings and other comprehensive income. Net income and other comprehensive income are presented in a single continuous statement.

Fair Value Measurements

The book value of cash and cash equivalents, accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. Based on borrowing rates currently available to the Company under similar terms, the book value of long term debt and capital lease obligations approximate their fair values. The fair value hierarchy under US GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level I, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company had certain financial liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP. As at February 29, 2012 and February 28, 2011, the derivative liability on non-employee stock options is a financial liability classified for Level 3 fair value measurement. See Note 15 for more information.

Recent Accounting Pronouncements

Fair Value Measurements

In May 2011, the FASB provided amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments provide clarification and / or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. These amendments will be effective prospectively for interim and annual periods beginning after December 15, 2011. We do not expect the adoption of the amendments to have a material impact on the Company’s financial position, results of operations or cash flows.

Comprehensive Income

In June and December 2011, the FASB provided amendments requiring an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, eliminating the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company has early implemented the requirements and presents net income and other comprehensive income in a single continuous statement.

Embedded Derivatives

In April 2010, the FASB provided amendments to address the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. Guidance was provided on the classification of a share-based payment award as either equity or a liability. These amendments were effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The early adoption of the provisions of this amendment for the year-ended February 28, 2011, allowed for the Company not to separately account for employee stock options as a liability measured at fair value and marked-to- market each period with the changes in the fair value each period charged or credited to income.